Accrued liabilities	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Accrued liabilities

16. Accrued liabilities

	2021	2020
	€	€
Consulting, professional and audit liability	786,116	1,505,304
Clinical accrued liabilities	386,328	635,820
Manufacturing accrued liabilities	1,231,514	970,587
Pre-clinical accrued liabilities	398,468	421,429
Personnel related accruals	1,459,162	875,238
Other accrued liabilities	8,495	58,459
	4,270,082	4,466,837